UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [x]; Amendment Number:1
This Amendment (check only one.):           [ ] is a restatement.
                                            [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Deephaven Capital Management LLC
Address:          130 Cheshire Lane, Suite 102, Minnetonka, MN 55305

Form 13F File Number: 028-06461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jim Korn
Title:   Chief Legal Officer
Phone:   (952) 249-5700

Signature, Place, and Date of Signing:


/s/Jim Korn               Minnetonka, Minnesota             01/10/2005
---------------         --------------------------         --------------------

Report type (check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A



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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              1

Form 13F Information Table Value Total:              $29,333
                                                     (thousands)

List of Other Included Managers:                     N/A

Information   for  which   Deephaven   Capital   Management  LLC  is  requesting
confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.

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COLUMN 1                      COLUMN 2         COLUMN 3   COLUMN 4   COLUMN 5          COLUMN 6 COLUMN 7  COLUMN 8
                                                                                                             VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP      VALUE      SHRS OR    SH/ PUT/  INV.  OTHER  SOLE   SHARED     NONE
                                                          (x $1000)  PRN AMT    PRN CALL  DISC. MGRS
------------------------------------------------------------------------------------------------------------------------------------

NASDAQ-100 SHARES             UNIT SER 1       631100104  29,333     834,737    SH        N/A   NONE   834,737    0    0


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